Payroll, staff and employee benefits obligations - Change in benefit obligations and plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in benefit obligations and plan assets
Net benefit liabilities relating to assets held for sale	$ (1)	$ 1
Euro zone
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	97.00%
United Kingdom
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	(13.00%)
United States
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	15.00%
Pension benefits
Change in benefit obligations and plan assets
Balance at beginning of period	$ 3,047	2,550
Balance at end of period	1,587	3,047	$ 2,550
UNFUNDED STATUS	1,546	3,011	2,516
Pension benefits and other benefits liabilities	1,966	3,111	2,651
Other non-current assets	(378)	(65)	(101)
Net benefit liabilities relating to assets held for sale	(1)	1
Pension benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	13,591	12,285	11,501
Current service cost	247	244	214
Interest cost (income)	164	217	295
Past service cost	(197)		4
Settlements	3	(10)	(20)
Plan participants' contributions	17	10	7
Benefits paid	(704)	(702)	(667)
Actuarial losses / (gains)	(734)	818	847
Foreign currency translation and other	(610)	729	104
Balance at end of period	11,777	13,591	12,285
Pension benefits | Benefit obligation | Plans entirely or partially funded
Change in benefit obligations and plan assets
Balance at beginning of period	12,830	11,584
Balance at end of period	11,143	12,830	11,584
Pension benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of period	761	701
Balance at end of period	634	761	701
Pension benefits | Plan assets
Change in benefit obligations and plan assets
Balance at beginning of period	(10,580)	(9,769)	(9,145)
Interest cost (income)	(146)	(191)	(255)
Settlements		2	11
Plan participants' contributions	(17)	(10)	(7)
Employer contributions	(303)	(229)	(172)
Benefits paid	635	622	573
Actuarial losses / (gains)	(290)	(517)	(745)
Foreign currency translation and other	470	(488)	(29)
Balance at end of period	(10,231)	(10,580)	(9,769)
Pension benefits | Asset ceiling
Change in benefit obligations and plan assets
Balance at beginning of period	36	34
Balance at end of period	41	36	34
Other benefits
Change in benefit obligations and plan assets
Balance at beginning of period	700	742
Balance at end of period	633	700	742
UNFUNDED STATUS	633	700	742
Pension benefits and other benefits liabilities	633	700	742
Other benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	700	742	669
Current service cost	17	19	13
Interest cost (income)	8	11	17
Past service cost	(1)
Settlements		(3)	(9)
Benefits paid	(34)	(27)	(26)
Actuarial losses / (gains)	(11)	(89)	87
Foreign currency translation and other	(46)	47	(9)
Balance at end of period	633	700	742
Other benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of period	700	742
Balance at end of period	$ 633	$ 700	$ 742